Reverse Merger - Schedule of Merger and After Redemptions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Cash – GAMC trust and cash (net of redemption) (in Dollars)		$ 567
Cash – PIPE Financing (in Dollars)		4,701
Total gross proceeds (in Dollars)		$ 5,268
Common stock - GAMC common stock		7,273,159
Common stock - upon issuance to vendor for services rendered related to the Merger		25,000
The Merger and PIPE shares		8,393,279
Common stock - Legacy Bolt		3,335,864
Total shares of the Company’s Common stock outstanding immediately after the Merger		1,714,792	166,793	2,061,779
Golden Arrow Merger Corp. (“GAMC”) [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Less: redemption of GAMC common stock		(492,278)
Common stock - upon of settlement of GAMC liability for underwriting commission		625,000
Total shares of the Company’s Common stock outstanding immediately after the Merger	[1]	32,315,550
Bolt Threads, Inc. (“Legacy Bolt”) [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Common stock - upon of settlement of Legacy Bolt liability for contract termination		750,000
Bolt Threads, Inc. (“Legacy Bolt”) [Member] | Convertible Notes [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Common stock - net exercise of Legacy Bolt Bridge Warrants		10,451,111
Bolt Threads, Inc. (“Legacy Bolt”) [Member] | Bridge Warrant [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Common stock - net exercise of Legacy Bolt Bridge Warrants		1,336,723
Class A Common Stock [Member] | Golden Arrow Merger Corp. (“GAMC”) [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Common stock, shares outstanding		7,047,500
Class B Common Stock [Member] | Golden Arrow Merger Corp. (“GAMC”) [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Common stock, shares outstanding		140,000
Class A Redeemable Common Stock [Member] | Golden Arrow Merger Corp. (“GAMC”) [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Common stock, shares outstanding		577,937
Convertible Preferred Stock [Member] | Bolt Threads, Inc. (“Legacy Bolt”) [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Shares issued in PIPE Financing		8,048,573
PIPE Financing [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Shares issued in PIPE Financing		470,120

[1]	Presented without giving effect to the Reverse Stock Split. After giving effect to the 1-for-20 Reverse Stock Split discussed in Note 1, the total shares of the Company's Common stock outstanding immediately after the Merger was 1,616,355.